Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Schedule of debt

	December 31, 2021			December 31, 2020
	Principal	Carrying	Fair	Principal	Carrying	Fair
		value(a)	value(b)		value(a)	value(b)
Borrowings - holding company
Fairfax unsecured notes(d):
5.84% due October 14, 2022 (Cdn$446.0)(4)	—	—	—	350.1	351.1	377.6
4.50% due March 22, 2023 (Cdn$400.0)(4)	—	—	—	314.0	312.9	334.1
4.142% due February 7, 2024(1)	—	—	—	85.0	85.0	85.1
4.875% due August 13, 2024	282.5	281.1	301.7	282.5	280.6	309.7
4.95% due March 3, 2025 (Cdn$350.0)	277.1	275.4	299.6	274.7	272.5	306.3
8.30% due April 15, 2026(e)	91.8	91.7	113.3	91.8	91.7	118.6
4.70% due December 16, 2026 (Cdn$450.0)	356.3	354.8	387.9	353.2	351.5	394.6
4.25% due December 6, 2027 (Cdn$650.0)	514.6	513.1	551.4	510.2	508.5	558.3
2.75% due March 29, 2028 (€750.0)	852.9	842.4	926.3	917.7	904.4	1,023.9
4.85% due April 17, 2028	600.0	596.3	668.5	600.0	595.8	677.6
4.23% due June 14, 2029 (Cdn$500.0)	395.8	394.2	424.4	392.5	390.6	426.7
4.625% due April 29, 2030	650.0	645.9	730.0	650.0	645.4	731.8
3.375% due March 3, 2031(3)	600.0	585.1	620.7	—	—	—
3.95% due March 3, 2031(Cdn$850.0)(4)	672.9	668.0	701.3	—	—	—
7.75% due July 15, 2037(e)	91.3	90.6	125.4	91.3	90.6	123.1
Revolving credit facility(2)	—	—	—	700.0	700.0	700.0
	5,385.2	5,338.6	5,850.5	5,613.0	5,580.6	6,167.4
Borrowings - insurance and reinsurance companies
Odyssey Group floating rate unsecured senior notes due 2021(6)	—	—	—	90.0	90.0	91.0
Allied World 4.35% senior notes due October 29, 2025	500.0	503.9	536.9	500.0	505.0	544.9
Allied World revolving credit facility and other borrowings	17.4	20.6	21.1	40.8	44.2	51.4
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.3	38.3	38.5	38.3	38.3
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)	182.9	182.9	174.5	184.5	184.5	170.4
Brit floating rate revolving credit facility	45.0	45.0	45.0	130.0	130.0	130.0
First Mercury trust preferred securities due 2036 and 2037(5)	—	—	—	41.4	41.4	41.4
	783.8	790.7	815.8	1,025.2	1,033.4	1,067.4
Borrowings - non-insurance companies(c)
Fairfax India 5.00% unsecured senior notes due 2028(8)	441.6	438.4	440.3	550.0	547.2	550.0
Fairfax India subsidiary borrowings	91.9	91.3	91.3	167.1	166.4	166.4
AGT credit facilities, senior notes and loans(9)	491.8	488.9	488.9	516.4	514.2	514.0
Recipe term loans and credit facilities	359.0	356.9	356.9	430.7	428.4	428.4
Boat Rocker demand loans and revolving credit facilities	93.8	93.1	93.1	184.6	183.0	183.0
Loans and revolving credit facilities primarily at floating rates(7)	155.2	155.1	155.1	362.0	360.8	360.8
	1,633.3	1,623.7	1,625.6	2,210.8	2,200.0	2,202.6
Total debt	7,802.3	7,753.0	8,291.9	8,849.0	8,814.0	9,437.4
(a)	Principal net of unamortized issue costs and discounts (premiums).
(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)	These borrowings are non-recourse to the holding company.
(d)	Issuer may redeem any time at prices specified in the instrument’s offering document, except those disclosed in footnote (e) below.

(e)Not redeemable prior to the contractual maturity date.

Holding company

(1)	On October 29, 2021 the company redeemed its $85.0 principal amount of 4.142% unsecured senior notes due February 7, 2024 at par.
(2)	On June 29, 2021 the company amended and restated its $2.0 billion unsecured revolving credit facility with a syndicate of lenders which extended the term from December 21, 2022 to June 29, 2026. During 2021 the company made a net repayment of $700.0 on its revolving credit facility leaving nil borrowed at December 31, 2021 (December 31, 2020 - $700.0). The principal financial covenants of the credit facility require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of not less than $9.5 billion. At December 31, 2021 the company was in compliance with its financial covenants, with a consolidated debt to consolidated capitalization ratio of 0.245:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of $16.4 billion, both calculated as defined in the financial covenants.
(3)	On March 3, 2021 the company completed an offering of $600.0 principal amount of 3.375% unsecured senior notes due March 3, 2031 for net proceeds of $583.8 after discount, commissions and expenses. Commissions and expenses of $15.4 were included in the carrying value of the notes.
(4)	On March 1, 2021 the company completed an offering of $671.6 (Cdn$850.0) principal amount of 3.95% unsecured senior notes due March 3, 2031 for net proceeds of $666.2 after premium, commissions and expenses. Commissions and expenses of $5.4 were included in the carrying value of the notes. On March 29, 2021 the company used the net proceeds of that offering to redeem its $353.5 (Cdn$446.0) principal amount of 5.84% unsecured senior notes due October 14, 2022 and its $317.1 (Cdn$400.0) principal amount of 4.50% unsecured senior notes due March 22, 2023, and recorded a loss of $45.7 on redemption as interest expense. Contemporaneously with the redemptions, the company designated the carrying value of its Cdn$850.0 senior notes due March 3, 2031 as a hedge of a portion of its net investment in Canadian subsidiaries.

Insurance and reinsurance companies

(5)	On December 15, 2021 Crum & Forster redeemed its $41.4 principal amount of First Mercury trust preferred securities.
(6)	On June 15, 2021 and March 15, 2021 Odyssey Group redeemed $40.0 and $50.0 principal amounts of its unsecured senior notes, respectively.

Non-insurance companies

(7)	On December 17, 2021 Fairfax India entered into a $175.0, 3-year unsecured floating rate revolving credit facility with a syndicate of lenders, with an option to extend for an additional year. At December 31, 2021 the credit facility remained undrawn.
(8)	On February 26, 2021 Fairfax India completed an offering of $500.0 principal amount of 5.00% unsecured senior notes due February 26, 2028 and subsequently used the net proceeds to repay $500.0 principal amount of its floating rate term loan. The company’s insurance and reinsurance subsidiaries purchased $58.4 of Fairfax India’s offering on the same terms as other participants and that intercompany investment is eliminated in the company’s consolidated financial reporting.
(9)	On January 4, 2022 AGT extended the maturity on its credit facilities to March 17, 2023.

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2021				2020
		Insurance				Insurance
		and	Non-			and	Non-
	Holding	reinsurance	insurance		Holding	reinsurance	insurance
	company	companies	companies	Total	company	companies	companies	Total
Balance – January 1	5,580.6	1,033.4	2,200.0	8,814.0	4,117.3	1,039.6	2,075.7	7,232.6
Cash inflows from issuances	1,250.0	—	499.1	1,749.1	645.0	—	107.8	752.8
Cash outflows from repayments	(801.2)	(131.7)	(593.9)	(1,526.8)	—	(0.3)	(82.5)	(82.8)
Net cash inflows (outflows) from credit facilities and short term loans	(700.0)	(84.3)	(262.0)	(1,046.3)	700.0	(10.0)	60.5	750.5
Non-cash changes:
Acquisition of subsidiary (note 23)	—	—	—	—	—	—	127.4	127.4
Deconsolidation of subsidiary (note 23)	—	(22.5)	(187.4)	(209.9)	—	—	(118.7)	(118.7)
Loss on redemption	45.7	—	(0.1)	45.6	—	—	—	—
Foreign exchange effect and other	(36.5)	(4.2)	(32.0)	(72.7)	118.3	4.1	29.8	152.2
Balance – December 31	5,338.6	790.7	1,623.7	7,753.0	5,580.6	1,033.4	2,200.0	8,814.0

Schedule of borrowing repayments

Principal repayments on borrowings are due as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Holding company	—	—	282.5	277.1	448.1	4,377.5	5,385.2
Insurance and reinsurance companies	0.3	0.3	0.3	545.3	0.3	237.3	783.8
Non-insurance companies	584.4	62.8	208.0	21.1	20.2	736.8	1,633.3
Total	584.7	63.1	490.8	843.5	468.6	5,351.6	7,802.3